Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	2,000,000	2,000,000
Preferred stock, shares outstanding (in shares)	52,000	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	200,000,000	200,000,000
Common stock, shares issued (in shares)	50,335,000	50,335,000
Common stock, shares outstanding (in shares)	42,180,000	41,981,000
Treasury stock, shares (in shares)	8,155,000	8,354,000